Commitments and Contingencies (Details 3) - Litigation disputes with contingencies [Member]	12 Months Ended
Jun. 30, 2019 USD ($)
Claim amount	$ 70,980,403
Interest and penalties	10,242,719
Total claim amount	81,223,122
Settled claims	(54,474,782)
Remaining claims amount	26,748,340
Purchases [Member]
Claim amount	2,771,981
Interest and penalties	71,649
Total claim amount	2,843,630
Leases [Member]
Claim amount	8,852,874
Interest and penalties
Total claim amount	8,852,874
Labor [Member]
Claim amount	227,963
Interest and penalties
Total claim amount	227,963
Guarantees [Member]
Claim amount	59,127,585
Interest and penalties	10,171,070
Total claim amount	$ 69,298,655